Fair Value Measurement - Additional Information (Details) - EUR (€)	5 Months Ended	12 Months Ended		13 Months Ended
	Nov. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets		€ 0	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Accrued interest percentage	5.00%			6.00%
Transfers into Level 3 of fair value hierarchy, liabilities		0	0
Transfers out of Level 3 of fair value hierarchy, liabilities		€ 0	€ 0
Risk-free interest rate		4.42%
Volatility interest rate		47.49%
Risk free interest rate term		1 year 6 months
Volatility interest rate term		1 year 6 months
Bottom of Range
Disclosure of fair value measurement of liabilities [line items]
Deposit rate term		6 months
Long-term interest rate term		2 years
Top of Range
Disclosure of fair value measurement of liabilities [line items]
Deposit rate term		18 months
Long-term interest rate term		40 years